Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Goodwill impairment	$ 0	$ 0	$ 0
Advertising costs	$ 766,000	$ 1,100,000	$ 171,000
Stock-based compensation, award requisite service period	4 years